Cash and cash equivalents (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 904,937	R$ 541,284
USD [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 21,610	R$ 23,173
Bank Certificates Of Deposit [Member]
IfrsStatementLineItems [Line Items]
Percentage of average interest	99.10%	100.80%